ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Accounts Receivable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017
Accounts Receivable
Allowances for doubtful accounts	$ 0.1	$ 0.1
Minimum
Accounts Receivable
Accounts receivable uncollateralized customer obligations trading days	30 days
Maximum
Accounts Receivable
Accounts receivable uncollateralized customer obligations trading days	90 days